Income Tax (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current expense:
Federal
State
Current expense
Deferred expense (benefit):
Federal
State
Deferred expense (benefit)
Total